Earnings (Losses) per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of basic and diluted earnings per share

	Year ended December 31
	2025	2024	2023
Net profit (loss) from continuing operations attributable to equity holders of the Company (in € thousand)	(115,192)	(12,247)	(101,429)
Weighted average number of outstanding shares	168,179,263	145,705,876	138,624,381
BASIC EARNINGS (LOSSES) FROM CONTINUING OPERATIONS PER SHARE (€ PER SHARE)	(0.68)	(0.08)	(0.73)

	Year ended December 31
	2025	2024	2023
Profit used to determine diluted earnings per share (in € thousand)	(115,192)	(12,247)	(101,429)
Weighted average number of outstanding shares for diluted earnings (losses) per share (1)	168,179,263	145,705,876	138,624,381
DILUTED EARNINGS/(LOSSES) FROM CONTINUING OPERATIONS PER SHARE (€ PER SHARE)	(0.68)	(0.08)	(0.73)
(1)    Potentially dilutive securities (2025: 4,704,464 share options; 2024: 1,627,520 share options, 2023: 2,861,904) have been excluded from the computation of diluted weighted-average shares outstanding, because such securities had an antidilutive impact due to the losses reported.